Summary of Significant Accounting Policies - Earnings per common share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income									$ 2,160	$ 3,554	$ 1,808
Less: Preferred stock dividends									148	116	116
Net income applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	$ 2,012	$ 3,438	$ 1,692
Denominator:
Weighted average common shares outstanding (in shares)									347.8	362.0	372.8
Effect of dilutive potential common shares:
Stock options (in shares)									3.6	4.3	3.2
Restricted stock units(non-participating) and performance stock awards (in shares)									1.8	1.5	1.3
Weighted average common and dilutive potential common shares outstanding (in shares)									353.2	367.8	377.3
Earnings per common share - Basic (in dollars per share)	$ (1.71)	$ 2.72	$ 1.94	$ 2.76	$ 3.62	$ 2.24	$ 1.51	$ 2.15	$ 5.78	$ 9.50	$ 4.54
Earnings per common share - Diluted (in dollars per share)	$ (1.71)	$ 2.68	$ 1.91	$ 2.71	$ 3.56	$ 2.21	$ 1.49	$ 2.11	$ 5.70	$ 9.35	$ 4.48
Other Earnings Per Share Disclosures
Antidilutive stock options, exercise price exceeds market price (in shares)									2.0	1.5	3.8